Document and Entity Information	Dec. 31, 2025
Cover [Abstract]
Entity Registrant Name	GATX CORP
Amendment Flag	false
Entity Central Index Key	0000040211
Document Type	8-K
Document Period End Date	Dec. 31, 2025
Entity Incorporation State Country Code	NY
Entity File Number	1-2328
Entity Tax Identification Number	36-1124040
Entity Address, Address Line One	233 South Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	(312)
Local Phone Number	621-6200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	GATX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false